Investments of Insurance Subsidiaries	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Investments of Insurance Subsidiaries
NOTE 6 — INVESTMENTS OF INSURANCE SUBSIDIARIES
A summary of the insurance subsidiaries’ investments at December 31 follows (dollars in millions):

	2022
		Unrealized Amounts
	Amortized Cost	Gains	Losses	Fair Value
Debt securities	$415	$—	$(38)	$377
Money market funds and other	96	—	—	96

	$511	$—	$(38)	473

Amounts classified as current assets				(92)

Investment carrying value				$381

	2021
		Unrealized Amounts
	Amortized Cost	Gains	Losses	Fair Value
Debt securities	$400	$18	$(2)	$416
Money market funds and other	125	—	—	125

	$525	$18	$(2)	541

Amounts classified as current assets				(103)

Investment carrying value				$438

At December 31, 2022 and 2021, the investments in debt securities of our insurance subsidiaries were classified as
“available-for-sale.”
Changes in unrealized gains and losses are recorded as adjustments to other comprehensive income (loss).

Scheduled maturities of investments in debt securities at December 31, 2022 were as follows (dollars in millions):

	Amortized Cost	Fair Value
Due in one year or less	$31	$31
Due after one year through five years	121	116
Due after five years through ten years	185	161
Due after ten years	78	69

	$415	$377

The average expected maturity of the investments in debt securities at December 31, 2022 was 5.3 years, compared to the average scheduled maturity of 8.6 years. Expected and scheduled maturities may differ because the issuers of certain securities have the right to call, prepay or otherwise redeem such obligations prior to their scheduled maturity date.